DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 14,902	$ 14,743
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,213	2,706
Interest rate swaps, cross currency interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,095	11,265
Interest rate swaps, cross currency interest rate swaps and other | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	686	779
Inflation linked swap contract | Financial assets at fair value through profit or loss, category
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	$ 172
Floating Interest Rate Derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,698
Bank bill swap rate
Disclosure of detailed information about hedging instruments [line items]
Notional amount	440
Floating Interest Rate Benchmarked Against CDOR
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 1,741